Principal Accounting Policies - Sales and marketing expenses (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Sales and marketing expenses
Total advertising and promotion expenses including traffic acquisition expenses	¥ 70.7	¥ 99.9	¥ 314.2